Derivatives and Fair Value Measurements	3 Months Ended
Mar. 31, 2015
Fair Value Disclosures [Abstract]
Derivatives and Fair Value Measurements
Derivatives and Fair Value Measurements
Risk Management — Non-Coal Trading Activities
The Company is exposed to several risks in the normal course of business, including (1) foreign currency exchange rate risk for non-U.S. dollar expenditures and balances, (2) price risk on commodities produced by and utilized in the Company's mining operations and (3) interest rate risk on long-term debt. To the extent possible, the Company manages commodity price risk related to the sale of coal (excluding coal trading activities), using long-term coal supply agreements (those with terms longer than one year), rather than using derivative instruments. Derivative financial instruments are used to manage the Company's risk exposure to prices of certain commodities used in production, foreign currency exchange rates and, from time to time, interest rates. These risks are actively monitored for compliance with the Company's risk management policies.
Foreign Currency Hedges. The Company is exposed to foreign currency exchange rate risk, primarily on Australian dollar expenditures made in its Australian mining segments. This risk is managed using forward contracts and options designated as cash flow hedges, with the objective of reducing the variability of cash flows associated with forecasted foreign currency expenditures.
Diesel Fuel Hedges. The Company is exposed to commodity price risk associated with diesel fuel utilized in production in the U.S. and Australia. This risk is managed using derivatives, primarily swaps, and to a lesser extent using cost pass-through contracts. The Company generally designates the swap contracts as cash flow hedges, with the objective of reducing the variability of cash flows associated with forecasted diesel fuel purchases.
Explosives Hedges. The Company is also exposed to commodity price risk associated with explosives utilized in production in the U.S. and Australia. From time to time, this risk is managed through the use of derivatives, primarily swaps. This risk is also managed through the use of cost pass-through contracts. When swap contracts are used, the Company generally designates those contracts as cash flow hedges, with the objective of reducing the variability of cash flows associated with forecasted explosives purchases. As of March 31, 2015, the Company had no swaps in place associated with explosives hedges.
Interest Rate Swaps. The Company is exposed to interest rate risk on its fixed rate and variable rate long-term debt. From time to time, the Company manages the interest rate risk associated with the fair value of its fixed rate borrowings using fixed-to-floating interest rate swaps to effectively convert a portion of the underlying cash flows on the debt into variable rate cash flows. The Company designates these swaps as fair value hedges, with the objective of hedging against adverse changes in the fair value of the fixed rate debt that results from market interest rate changes. In addition, from time to time, interest rate risk associated with the Company’s variable rate borrowings is managed using floating-to-fixed interest rate swaps. The Company designates these swaps as cash flow hedges, with the objective of reducing the variability of cash flows associated with market interest rate changes. As of March 31, 2015, the Company had no interest rate swaps in place.
Notional Amounts and Fair Value. The following summarizes the Company’s foreign currency and commodity positions at March 31, 2015:

	Notional Amount by Year of Maturity
	Total	2015	2016	2017
Foreign Currency
A$:US$ hedge contracts (A$ millions)	$2,731.1	$1,201.1	$1,007.0	$523.0
Commodity Contracts
Diesel fuel hedge contracts (million gallons)	244.2	95.4	89.5	59.3

	Instrument Classification by
	Cash Flow Hedge	Fair Value Hedge	Economic Hedge	Fair Value of Net Liability
				(Dollars in millions)
Foreign Currency
A$:US$ hedge contracts (A$ millions)	$2,731.1	$—	$—	$(461.8)
Commodity Contracts
Diesel fuel hedge contracts (million gallons)	244.2	—	—	(155.2)
Based on the net fair value of the Company’s non-coal trading commodity contract hedge positions held in “Accumulated other comprehensive loss” at March 31, 2015, the Company expects to reclassify net unrealized losses associated with the Company's diesel fuel hedge programs of approximately $91 million from comprehensive income into earnings over the next 12 months. Based on net unrealized losses associated with the Company's foreign currency hedge contract portfolio, as partially offset by unrecognized realized gains related to foreign currency cash flow hedge contracts monetized in the fourth quarter of 2012 held in "Accumulated other comprehensive loss" at March 31, 2015, the net loss expected to be reclassified from comprehensive income to earnings over the next twelve months associated with that hedge program is approximately $287 million. As these realized and unrealized gains and losses are associated with derivative instruments that represent hedges of forecasted transactions, the amounts reclassified to earnings are expected to partially offset the effect of any changes in the hedged exposure related to the underlying transactions, when realized.
Hedge Ineffectiveness. A measure of ineffectiveness is inherent in hedging future diesel fuel purchases with derivative positions based on refined petroleum products as a result of location and/or product differences. Transportation surcharges, which may vary over time, for purchased diesel fuel in certain regions can also result in ineffectiveness, though such surcharges have historically changed infrequently and comprise a small portion of the total cost of delivered diesel.
The Company’s derivative positions for the hedging of forecasted foreign currency expenditures contain a small measure of ineffectiveness due to timing differences between the hedge settlement and the purchase transaction, which could differ by less than a day and up to a maximum of 30 days.
The tables below show the classification and amounts of pre-tax gains and losses related to the Company’s non-coal trading hedges during the three months ended March 31, 2015 and 2014:

		Three Months Ended March 31, 2015
Financial Instrument	Income Statement Classification Gains (Losses) - Realized	Gain recognized in income on non-designated derivatives	Loss recognized in other comprehensive income on derivatives (effective portion)	Loss reclassified from other comprehensive income into income (effective portion)(1)	Gain reclassified from other comprehensive income into income (ineffective portion)
		(Dollars in millions)
Commodity swap contracts	Operating costs and expenses	$—	$(18.3)	$(31.7)	$1.5
Foreign currency forward contracts	Operating costs and expenses	—	(136.1)	(73.6)	—
Total		$—	$(154.4)	$(105.3)	$1.5

(1)
Includes the reclassification from "Accumulated other comprehensive loss" into earnings of $10.7 million of previously unrecognized gains on foreign currency cash flow hedge contracts monetized in the fourth quarter of 2012.

		Three Months Ended March 31, 2014
Financial Instrument	Income Statement Classification Gains (Losses) - Realized	Gain recognized in income on non-designated derivatives	(Loss) gain recognized in other comprehensive income on derivatives (effective portion)	Loss reclassified from other comprehensive income into income (effective portion)(1)	Loss reclassified from other comprehensive income into income (ineffective portion)
		(Dollars in millions)
Commodity swap contracts	Operating costs and expenses	$—	$(8.5)	$(2.2)	$(0.2)
Foreign currency forward contracts	Operating costs and expenses	—	175.6	(18.8)	—
Total		$—	$167.1	$(21.0)	$(0.2)

(1)
Includes the reclassification from "Accumulated other comprehensive loss" into earnings of $40.9 million of previously unrecognized gains on foreign currency cash flow hedge contracts monetized in the fourth quarter of 2012.

Cash Flow Presentation. The Company classifies the cash effects of its non-coal trading derivatives within the "Cash Flows From Operating Activities" section of the unaudited condensed consolidated statements of cash flows.
Offsetting and Balance Sheet Presentation
The Company's non-coal trading derivative financial instruments are transacted in over-the-counter (OTC) markets with financial institutions under International Swaps and Derivatives Association (ISDA) Master Agreements. Those agreements contain symmetrical default provisions which allow for the net settlement of amounts owed by either counterparty in the event of default or contract termination. The Company offsets its non-coal trading asset and liability derivative positions on a counterparty-by-counterparty basis in the condensed consolidated balance sheets, with the fair values of those respective derivatives reflected in “Other current assets,” “Investments and other assets,” “Accounts payable and accrued expenses” and “Other noncurrent liabilities." Though the symmetrical default provisions associated with the Company's non-coal trading derivatives exist at the overall counterparty level across its foreign currency and diesel fuel hedging strategy derivative contract portfolios, the Company's accounting policy is to apply counterparty offsetting separately within those derivative contract portfolios for presentation in the condensed consolidated balance sheets because that application is more consistent with the fact that the Company generally net settles its non-coal trading derivatives with each counterparty by derivative contract portfolio on a routine basis.
The classification and amount of non-coal trading derivative financial instruments presented on a gross and net basis as of March 31, 2015 and December 31, 2014 are presented in the tables that follow.

	Fair Value of Assets as of March 31, 2015
Financial Instrument	Gross Amounts Recognized	Gross Amounts Offset in the Condensed Consolidated Balance Sheet	Net Amounts Presented in the Condensed Consolidated Balance Sheet
	(Dollars in millions)
Current Assets:
Commodity swap contracts	$1.7	$(1.7)	$—
Total	$1.7	$(1.7)	$—

Noncurrent Assets:
Commodity swap contracts	$0.5	$(0.5)	$—
Total	$0.5	$(0.5)	$—

	Fair Value of Liabilities as of March 31, 2015
Financial Instrument	Gross Amounts Recognized	Gross Amounts Offset in the Condensed Consolidated Balance Sheet	Net Amounts Presented in the Condensed Consolidated Balance Sheet
	(Dollars in millions)
Current Liabilities:
Commodity swap contracts	$92.6	$(1.7)	$90.9
Foreign currency forward contracts	290.8	—	290.8
Total	$383.4	$(1.7)	$381.7

Noncurrent Liabilities:
Commodity swap contracts	$64.8	$(0.5)	$64.3
Foreign currency forward contracts	171.0	—	171.0
Total	$235.8	$(0.5)	$235.3

Financial Instrument	Fair Value of Liabilities Presented in the Condensed Consolidated Balance Sheet as of December 31, 2014 (1)
(Dollars in millions)
Current Liabilities:
Commodity swap contracts	$100.1
Foreign currency forward contracts	241.0
Total	$341.1

Noncurrent Liabilities:
Commodity swap contracts	$67.0
Foreign currency forward contracts	169.0
Total	$236.0

(1)	All commodity swap contracts and foreign currency forward contracts were in a liability position as of December 31, 2014.
See Note 8. "Coal Trading" for information on balance sheet offsetting related to the Company’s coal trading activities.
Fair Value Measurements
The Company uses a three-level fair value hierarchy that categorizes assets and liabilities measured at fair value based on the observability of the inputs utilized in the valuation. These levels include: Level 1 - inputs are quoted prices in active markets for the identical assets or liabilities; Level 2 - inputs are other than quoted prices included in Level 1 that are directly or indirectly observable through market-corroborated inputs; and Level 3 - inputs are unobservable, or observable but cannot be market-corroborated, requiring the Company to make assumptions about pricing by market participants.
Financial Instruments Measured on a Recurring Basis. The following tables set forth the hierarchy of the Company’s net financial asset (liability) positions for which fair value is measured on a recurring basis:

	March 31, 2015
	Level 1	Level 2	Level 3	Total
	(Dollars in millions)
Investments in debt and equity securities	$27.6	$31.0	$—	$58.6
Commodity swap contracts	—	(155.2)	—	(155.2)
Foreign currency contracts	—	(461.8)	—	(461.8)
Total net financial assets (liabilities)	$27.6	$(586.0)	$—	$(558.4)

	December 31, 2014
	Level 1	Level 2	Level 3	Total
	(Dollars in millions)
Investments in debt and equity securities	$26.1	$35.7	$—	$61.8
Commodity swap contracts	—	(167.1)	—	(167.1)
Foreign currency contracts	—	(410.0)	—	(410.0)
Total net financial assets (liabilities)	$26.1	$(541.4)	$—	$(515.3)

For Level 1 and 2 financial assets and liabilities, the Company utilizes both direct and indirect observable price quotes, including interest rate yield curves, exchange indices, broker/dealer quotes, published indices, issuer spreads, benchmark securities and other market quotes. In the case of certain debt securities, fair value is provided by a third-party pricing service. Below is a summary of the Company’s valuation techniques for Level 1 and 2 financial assets and liabilities:

•
Investments in debt and equity securities: U.S. government securities and marketable equity securities are valued based on quoted prices in active markets (Level 1) and investment-grade corporate bonds and U.S. government agency securities are valued based on the various inputs listed above that may preclude the security from being measured using an identical asset in an active market (Level 2).

•	Commodity swap contracts — diesel fuel and explosives: valued based on a valuation that is corroborated by the use of market-based pricing (Level 2).

•	Foreign currency forward and option contracts: valued utilizing inputs obtained in quoted public markets (Level 2).
The Company did not have any transfers between levels during the three months ended March 31, 2015 or 2014 for its non-coal trading positions. The Company’s policy is to value transfers between levels using the beginning of period valuation.
Other Financial Instruments. The following methods and assumptions were used by the Company in estimating fair values for other financial instruments as of March 31, 2015 and December 31, 2014:

•
Cash and cash equivalents, accounts receivable, including those within the Company’s accounts receivable securitization program, notes receivable and accounts payable have carrying values which approximate fair value due to the short maturity or the liquid nature of these instruments.

•
Long-term debt fair value estimates are based on observed prices for securities with an active trading market when available (Level 2), and otherwise on estimated borrowing rates to discount the cash flows to their present value (Level 3).

The carrying amounts and estimated fair values of the Company’s long-term debt are summarized as follows:

	March 31, 2015		December 31, 2014
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(Dollars in millions)
Long-term debt	$6,391.6	$4,706.3	$5,986.8	$5,227.9

Credit and Nonperformance Risk
The fair value of the Company’s non-coal trading derivative assets and liabilities reflects adjustments for credit risk. The Company manages its counterparty risk through established credit standards, diversification of counterparties, utilization of investment grade commercial banks, adherence to established tenor limits based on counterparty creditworthiness and continuous monitoring of that creditworthiness. To reduce its credit exposure for these hedging activities, the Company seeks to enter into netting agreements with counterparties that permit the Company to offset asset and liability positions with such counterparties in the event of default. The Company also continually monitors counterparties for nonperformance risk, if present, on a case-by-case basis.